Dan Igo Vice President	Citi Fund Services 100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-824-1221 Fax 617-406-1967 daniel.igo@citi.com

December 27, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:            The Endowment Master Fund, L.P. (“Master Fund”)

        (File Nos. 811-21527 and 005-80061);

        The Endowment Registered Fund, L.P. (“Registered Fund”)

        (File Nos. 811-21528 and 005-80062);

        The Endowment TEI Fund, L.P. (“TEI Fund”)

        (File Nos. 811-21730 and 005-80652);

        The Endowment Institutional Fund, L.P. (“Institutional Fund”)

        (File Nos. 811-22367 and 005-85879); and

        The Endowment Institutional TEI Fund, W L.P. (“Institutional TEI Fund”)

        (File No. 811-22465 and 005-86450)

        (collectively, the “Funds”)

Dear Sir/Madam:

Enclosed for filing pursuant to Rule 17g-1(g)(1) under the Investment Company Act of 1940, as amended (the “1940 Act”), enclosed for filings on behalf of the Funds please find: (i) a copy of the Funds’ Registered Management Investment Company Bond numbered 82210769 (the “Bond”); (ii) a copy of the resolutions unanimously adopted by the members of the Board of Directors of the Funds (including those who are not “interested persons” of the Funds as defined in the 1940 Act), which authorizes the purchase of the Bond in a form and in an amount which is consistent with Rule 17g-1(d) under the 1940 Act and (iii) the Joint Fidelity Bond Agreement.

The premium has been paid for the Bond period April 30, 2012 to April 30, 2013, and is written for a $6,300,000 limit of liability. The Registered Fund, TEI Fund, Institutional Fund and Institutional TEI Fund invest substantially all of their investable assets in the Master Portfolio. If the Funds were not participants of the Bond, they would have each maintained a single insured bond which in the aggregate would not have exceeded $6,300,000.

Sincerely,

/s/ Daniel J. Igo

Daniel J. Igo

Citi Fund Services

Enclosures